Share-based compensation - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 shares
Stock Appreciation Rights (SARs) [Member] | Equity Incentive Plan 2013 [Member] | Officers And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU granted (in shares)	3,710,473
RSUs forfeited (in shares)	5,779
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU granted (in shares)	210,747
RSU's vested (in shares)	402,504
Restricted stock units | Equity Incentive Plan 2013 [Member] | Officers And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU granted (in shares)	1,921,741